Capitalization - Additional Information (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Apr. 11, 2018
Schedule of Capitalization, Equity [Line Items]
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,747,644,300	1,000,000,000	1,050,000,000